SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 18.9%
	United States Treasury Inflation Indexed Bonds, 0.125% due 4/15/2027 - 1/15/2032	$12,668,088	$ 11,355,292
	United States Treasury Notes,
	0.125% due 12/15/2023	5,800,000	5,554,859
	1.50% due 10/31/2024	4,600,000	4,357,781
	2.25% due 12/31/2023	3,100,000	3,024,801
	United States Treasury Notes Inflationary Index,
	0.125% due 7/15/2030 - 7/15/2031	8,583,274	7,639,049
	0.25% due 1/15/2025 - 7/15/2029	6,170,416	5,663,227
	0.50% due 4/15/2024 - 1/15/2028	793,301	758,617
	0.625% due 1/15/2024	389,497	381,252
	0.875% due 1/15/2029	475,572	452,789
	Total U.S. Treasury Securities (Cost $43,611,918)		39,187,667
	U.S. Government Agencies — 7.7%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	292,082	281,797
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	1,243,760	1,164,216
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	251,171	243,357
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	2.29% due 2/15/2024	78,750	76,575
[a]	2.46% due 12/15/2025	750,000	701,843
[a,b]	4.429% (LIBOR 3 Month + 0.35%) due 4/15/2025	875,000	842,424
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	1,225,000	1,145,461
[a]	2.512% due 1/15/2026	1,846,250	1,720,816
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	30,898	30,045
	Series 2007-20D Class 1, 5.32% due 4/1/2027	71,006	69,254
	Series 2007-20F Class 1, 5.71% due 6/1/2027	43,609	42,863
	Series 2007-20I Class 1, 5.56% due 9/1/2027	174,764	171,250
	Series 2007-20K Class 1, 5.51% due 11/1/2027	115,380	113,027
	Series 2008-20G Class 1, 5.87% due 7/1/2028	291,893	289,214
	Series 2011-20G Class 1, 3.74% due 7/1/2031	457,089	432,107
	Series 2011-20K Class 1, 2.87% due 11/1/2031	720,620	665,493
	Series 2014-20H Class 1, 2.88% due 8/1/2034	506,638	467,412
	Series 2015-20B Class 1, 2.46% due 2/1/2035	446,946	406,764
	Series 2015-20G Class 1, 2.88% due 7/1/2035	949,442	875,071
	Series 2015-20I Class 1, 2.82% due 9/1/2035	920,449	855,718
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,947,617	1,767,873
	Series 2017-20K Class 1, 2.79% due 11/1/2037	913,035	833,819
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,294,354	1,153,723
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	1,041,667	966,698
[a,b]	Washington Aircraft 2 Co DAC (Guaranty: Export-Import Bank of the United States), 5.154% (LIBOR 3 Month + 0.43%) due 6/26/2024	566,946	565,342
	Total U.S. Government Agencies (Cost $17,100,258)		15,882,162
	Mortgage Backed — 68.7%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Seies 2021-1 Class A, 2.18% due 1/25/2051	4,465,722	3,626,454
	Federal Home Loan Mtg Corp.,
	2.50% due 12/1/2051	1,920,314	1,594,240
	3.00% due 4/1/2052	1,678,076	1,473,190
	Pool D98887, 3.50% due 1/1/2032	231,027	221,380
	Pool E09025, 2.50% due 3/1/2028	46,191	43,999
	Pool G13804, 5.00% due 3/1/2025	30,622	30,370
	Pool G15227, 3.50% due 12/1/2029	757,867	737,691
	Pool G16710, 3.00% due 11/1/2030	1,173,251	1,112,633
	Pool J11371, 4.50% due 12/1/2024	29,825	29,477
	Pool J21208, 2.50% due 11/1/2027	863,270	823,067
	Pool J37586, 3.50% due 9/1/2032	179,401	173,791
	Pool RE6097, 2.00% due 5/1/2051	2,191,825	1,738,565
	Pool SE9046, 3.00% due 12/1/2051	2,292,687	2,010,586
	Pool T61943, 3.50% due 8/1/2045	109,894	100,851
	Pool T65457, 3.00% due 1/1/2048	452,008	401,118
	Federal Home Loan Mtg Corp., CMO REMIC,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 3704 Class DC, 4.00% due 11/15/2036	$ 49,207	$ 48,873
	Series 3922 Class PQ, 2.00% due 4/15/2041	101,032	96,334
	Series 4050 Class MV, 3.50% due 8/15/2023	246,673	245,306
[b]	Series 4105 Class FG, 4.718% (LIBOR 1 Month + 0.40%) due 9/15/2042	531,466	518,561
	Series 4120 Class TC, 1.50% due 10/15/2027	467,638	438,175
	Series 4120 Class UE, 2.00% due 10/15/2027	547,132	517,769
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS,
[b]	Series K029 Class A2, 3.32% due 2/25/2023	836,362	832,484
[b]	Series K035 Class A2, 3.458% due 8/25/2023	5,219,186	5,165,168
	Series K037 Class A1, 2.592% due 4/25/2023	81,151	80,741
	Series K038 Class A1, 2.604% due 10/25/2023	16,213	16,213
	Series K042 Class A1, 2.267% due 6/25/2024	893,234	872,828
	Series K043 Class A2, 3.062% due 12/25/2024	1,357,000	1,314,728
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,210,444
	Series K055 Class A1, 2.263% due 4/25/2025	49,616	48,198
[b]	Series K061 Class A2, 3.347% due 11/25/2026	290,000	278,105
[b]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	170,529
	Series K071 Class A2, 3.286% due 11/25/2027	2,000,000	1,900,700
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	114,838
	Series K073 Class A2, 3.35% due 1/25/2028	3,000,000	2,856,815
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	522,018
	Series K729 Class A2, 3.136% due 10/25/2024	3,500,000	3,402,634
[b]	Series K730 Class A2, 3.59% due 1/25/2025	183,268	178,569
	Series KHG1 Class A3, 3.341% due 12/25/2027	300,000	285,728
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	986,774	928,502
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,818,034	2,568,311
	Series 2017-4 Class MT, 3.50% due 6/25/2057	633,196	573,173
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,267,546	1,178,026
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	724,044	677,705
	Series 2018-3 Class HA, 3.00% due 8/25/2057	956,666	891,963
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	1,079,007	1,023,600
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,167,525	1,086,748
	Series 2018-4 Class MA, 3.50% due 3/25/2058	830,273	792,341
	Series 2019-1 Class MA, 3.50% due 7/25/2058	2,324,404	2,197,491
	Series 2019-2 Class MA, 3.50% due 8/25/2058	2,032,923	1,916,602
	Series 2019-3 Class MA, 3.50% due 10/25/2058	818,405	774,317
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,207,144	1,118,335
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,815,899	1,657,027
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	2,169,856	1,944,916
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	2,169,856	1,922,809
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,771,852	1,584,648
	Series 2020-3 Class MA, 2.00% due 5/25/2060	580,731	517,369
	Series 2020-3 Class MT, 2.00% due 5/25/2060	685,549	566,755
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	1,091,508	962,611
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808 3.00% due 2/1/2052	2,336,327	2,053,671
	Pool RC1280, 3.00% due 3/1/2035	554,626	522,803
	Pool RC1826, 2.00% due 2/1/2036	1,500,289	1,337,874
	Pool RD5043, 2.00% due 12/1/2030	2,245,172	2,042,191
	Pool SB8010, 2.50% due 10/1/2034	638,539	587,718
	Pool SB8030, 2.00% due 12/1/2034	946,031	845,459
	Pool SD1669, 2.50% due 1/1/2052	2,455,843	2,078,271
	Pool ZS4730, 3.50% due 8/1/2047	852,877	788,581
	Pool ZS7299, 3.00% due 10/1/2030	602,879	571,175
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	217,157	204,045
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	813,416	751,230
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	259,647	244,197
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	180,846	167,751
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,484,001	1,346,270
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	514,519	477,823
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	323,810	296,592
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	161,800	151,258
	Federal National Mtg Assoc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	3.00% due 3/1/2052	$ 1,979,190	$ 1,733,328
	5.00% due 11/1/2052	1,484,000	1,461,897
[b]	Pool 895572, 4.07% (LIBOR 12 Month + 1.82%) due 6/1/2036	67,991	68,607
	Pool BF0130, 3.50% due 8/1/2056	351,334	326,947
	Pool BF0144, 3.50% due 10/1/2056	502,240	468,311
	Pool BM7067, 2.50% due 6/1/2051	3,455,966	2,891,744
	Pool MA1582, 3.50% due 9/1/2043	1,423,938	1,331,541
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	300,695	293,272
[b]	Series 2018-SB47 Class A5H, 2.92% due 1/25/2038	454,073	451,823
	Federal National Mtg Assoc., CMO REMIC,
	Series 1993-32 Class H, 6.00% due 3/25/2023	80	79
[b]	Series 2009-17 Class AH, 0.583% due 3/25/2039	199,656	162,407
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	62	62
	Series 2011-70 Class CA, 3.00% due 8/25/2026	778,163	751,467
[b]	Series 2013-81 Class FW, 4.689% (LIBOR 1 Month + 0.30%) due 1/25/2043	935,011	910,707
[b]	Series 2013-92 Class FA, 4.939% (LIBOR 1 Month + 0.55%) due 9/25/2043	646,965	634,944
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	353,246	346,247
	Pool AJ1752, 3.50% due 9/1/2026	399,251	387,611
	Pool AK6768, 3.00% due 3/1/2027	520,984	502,219
	Pool AL6582, 3.50% due 4/1/2030	482,181	468,925
	Pool AL7801, 2.50% due 11/1/2030	1,765,578	1,652,562
	Pool AL9445, 3.00% due 7/1/2031	13,626	12,909
	Pool AL9821, 2.50% due 1/1/2032	2,082,109	1,939,830
	Pool AS9733, 4.00% due 6/1/2047	1,045,994	1,012,551
	Pool AS9749, 4.00% due 6/1/2047	331,072	315,862
	Pool AU2669, 2.50% due 10/1/2028	564,486	537,197
	Pool AZ3778, 3.00% due 4/1/2030	1,176,966	1,134,080
	Pool BM4153, 3.00% due 6/1/2033	1,333,250	1,262,474
	Pool BM4864, 3.50% due 5/1/2033	872,167	845,203
	Pool BP9589, 2.50% due 8/1/2035	1,948,328	1,788,162
	Pool CA0942, 2.50% due 12/1/2032	857,746	797,972
	Pool CA4102, 3.50% due 8/1/2029	719,277	692,527
	Pool CA5271, 2.50% due 3/1/2035	1,155,781	1,063,810
	Pool CA5282, 3.00% due 3/1/2035	2,508,353	2,364,518
	Pool CA6862, 2.00% due 9/1/2035	1,419,069	1,267,264
	Pool CA7470, 2.00% due 10/1/2035	2,513,299	2,244,440
	Pool CA7535, 1.50% due 10/1/2030	2,633,519	2,373,752
	Pool CA7891, 1.50% due 11/1/2035	1,468,766	1,285,267
	Pool FM1523, 2.50% due 8/1/2029	718,958	675,142
	Pool FM2831, 2.50% due 5/1/2032	1,549,408	1,443,531
	Pool FM3494, 2.50% due 4/1/2048	1,213,458	1,050,498
	Pool FM5458, 1.50% due 12/1/2035	1,362,322	1,182,827
	Pool FS0898, 3.00% due 2/1/2052	5,174,365	4,552,792
	Pool FS0916, 3.00% due 3/1/2052	5,202,090	4,568,026
	Pool MA2353, 3.00% due 8/1/2035	689,277	636,644
	Pool MA2480, 4.00% due 12/1/2035	694,340	673,474
	Pool MA3465, 4.00% due 9/1/2038	388,424	376,280
	Pool MA3557, 4.00% due 1/1/2029	547,061	533,982
	Pool MA3681, 3.00% due 6/1/2034	356,992	336,521
	Pool MA3826, 3.00% due 11/1/2029	789,440	746,744
	Pool MA3896, 2.50% due 1/1/2035	104,570	96,249
	Pool MA3953, 2.50% due 3/1/2030	444,409	413,274
	Pool MA4045, 2.00% due 6/1/2040	2,155,694	1,818,992
	Pool MA4148, 2.00% due 10/1/2030	540,137	491,277
	Pool MA4390, 2.00% due 7/1/2031	3,775,759	3,432,754
	Pool MA4579, 3.00% due 4/1/2052	2,398,793	2,105,902
	Pool MA4598, 2.50% due 5/1/2052	1,213,894	1,027,616
	Government National Mtg Assoc.,
[b]	Pool 751392, 5.00% due 2/20/2061	168,483	166,640
[b]	Pool 894205, 2.625% (H15T1Y + 1.50%) due 8/20/2039	288,056	278,594
[b]	Pool MA0100, 2.875% (H15T1Y + 1.50%) due 5/20/2042	179,976	178,371
	Pool MA0907, 2.00% due 4/20/2028	564,342	524,992
	Government National Mtg Assoc., CMBS, Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	971,753

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Government National Mtg Assoc., CMO,
	Series 2016-32 Class LJ, 2.50% due 12/20/2040	$ 225,118	$ 222,247
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	1,911,234	1,840,352
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,011,560	1,941,516
	Total Mortgage Backed (Cost $155,309,474)		142,652,836
	Asset Backed Securities — 0.5%
	Other Asset Backed — 0.5%
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	993,944	927,056
			927,056
	Total Asset Backed Securities (Cost $993,944)		927,056
	Corporate Bonds — 1.6%
	Utilities — 1.6%
	Electric Utilities — 1.6%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,981,844	3,401,698
			3,401,698
	Total Corporate Bonds (Cost $3,859,667)		3,401,698
	Short-Term Investments — 1.9%
	Federal Home Loan Bank Discount Notes, due 1/6/2023	1,000,000	999,458
	United States Treasury Bill
	3.627% due 1/5/2023	1,000,000	999,604
	3.686% due 1/3/2023	1,000,000	999,799
	3.773% due 1/10/2023	1,000,000	999,072
	Total Short-Term Investments (Cost $3,997,933)		3,997,933
	Total Investments — 99.3% (Cost $224,873,194)		$206,049,352
	Other Assets Less Liabilities — 0.7%		1,534,494
	Net Assets — 100.0%		$207,583,846

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $7,028,152, representing 3.39% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.